UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

Item 1. Schedule of Investments.

Stephens Mid Cap Growth Fund
Schedule of Investments at February 28, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.6%

	Aerospace & Defense - 2.2%
6,550	BE Aerospace, Inc. *	$169,645
1,695	Precision Castparts Corp.	191,111
		360,756
	Auto Components - 1.1%
9,100	LKQ Corp. *	174,265

	Beverages - 2.0%
2,837	Brown-Forman Corp. - Class B	148,545
4,300	Hansen Natural Corp. *	178,880
		327,425
	Biological Products - 1.5%
11,000	QIAGEN NV *	239,910

	Biotechnology - 1.6%
800	Alexion Pharmaceuticals, Inc. *	39,616
1,980	Cephalon, Inc. *	135,967
3,950	Myriad Genetics, Inc. *	90,850
		266,433
	Capital Markets - 2.6%
3,030	Affiliated Managers Group, Inc. *	215,524
900	Greenhill & Co., Inc.	64,305
3,900	Lazard Ltd.	140,127
		419,956
	Chemicals - 0.6%
1,675	Airgas, Inc.	107,435

	Commercial Banks - 0.8%
2,300	Cullen/Frost Bankers, Inc.	124,545

	Commercial Services & Supplies - 3.9%
3,350	DeVry, Inc.	211,552
3,450	FTI Consulting, Inc. *	126,753
4,150	Stericycle, Inc. *	228,997
300	Strayer Education, Inc.	68,049
		635,351
	Communications Equipment - 1.6%
4,700	F5 Networks, Inc. *	262,260

	Computers & Peripherals - 0.4%
2,400	NetApp, Inc. *	72,024

	Diversified Financial Services - 0.5%
2,700	MSCI, Inc. *	80,946

	Electrical Equipment - 0.9%
250	First Solar, Inc. *	26,475
2,300	Roper Industries, Inc.	127,512
		153,987
	Electronic Equipment & Instruments - 3.4%
3,450	Dolby Laboratories, Inc. *	183,782
2,400	Itron, Inc. *	160,680
4,970	National Instruments Corp.	157,151
2,160	Trimble Navigation Ltd. *	58,039
		559,652
	Energy Equipment & Services - 5.1%
1,750	Core Laboratories NV	217,052
3,740	FMC Technologies, Inc. *	210,076
4,060	National-Oilwell Varco, Inc.	176,488
3,350	Noble Corp.	141,571
1,450	Oceaneering International, Inc. *	87,653
		832,840
	Food & Staples Retailing - 1.0%
4,650	Whole Foods Market, Inc. *	165,029

	Health Care Equipment & Supplies - 7.4%
4,285	Gen-Probe, Inc. *	193,168
10,498	Hologic, Inc. *	181,090
4,750	IDEXX Laboratories, Inc. *	250,848
4,700	Illumina, Inc. *	170,704
5,175	ResMed, Inc. *	295,389
2,400	Varian Medical Systems, Inc. *	117,528
		1,208,727
	Health Care Providers & Services - 6.1%
3,195	Cerner Corp. *	265,025
2,800	Express Scripts, Inc. *	268,828
2,695	Henry Schein, Inc. *	153,157
5,995	Psychiatric Solutions, Inc. *	128,593
7,680	VCA Antech, Inc. *	182,937
		998,540
	Hotels, Restaurants & Leisure - 1.7%
950	Chipotle Mexican Grill, Inc. *	99,474
2,400	Panera Bread Co. - Class A *	174,696
		274,170
	Household Durables - 0.6%
3,250	Tempur-Pedic International, Inc. *	92,300

	Insurance - 1.5%
3,100	Covanta Holding Corp. *	52,235
6,780	HCC Insurance Holdings, Inc.	189,162
		241,397
	Internet & Catalog Retail - 2.0%
2,150	Netflix, Inc. *	142,008
3,100	VistaPrint Ltd. *	178,932
		320,940
	Internet Software & Services - 2.2%
5,900	Akamai Technologies, Inc. *	155,170
2,150	Mercadolibre, Inc. *	88,451
4,400	VeriSign, Inc. *	109,648
		353,269
	IT Services - 6.2%
4,400	Alliance Data Systems Corp. *	243,936
4,610	Cognizant Technology Solutions Corp. - Class A *	221,879
5,805	Global Payments, Inc.	248,512
11,345	Iron Mountain, Inc. *	293,609
		1,007,936
	Life Sciences Tools & Services - 3.5%
3,730	Covance, Inc. *	211,193
2,550	Life Technologies Corp. *	129,438
2,440	Millipore Corp. *	230,360
		570,991
	Machinery - 0.3%
1,600	AGCO Corp. *	54,800

	Medical Devices - 1.2%
555	Intuitive Surgical, Inc. *	192,663

	Multiline Retail - 1.6%
3,850	Big Lots, Inc. *	128,975
3,850	Family Dollar Stores, Inc.	127,011
		255,986
	Oil, Gas & Consumable Fuels - 4.4%
4,880	Newfield Exploration Co. *	249,222
5,200	Petrohawk Energy Corp. *	111,280
4,050	Range Resources Corp.	204,970
3,660	Southwestern Energy Co. *	155,733
		721,205
	Pharmaceuticals - 0.7%
1,855	Shire PLC - ADR	119,685

	Professional Services - 1.5%
2,850	IHS, Inc. *	147,630
3,600	Verisk Analytics, Inc. - Class A*	101,880
		249,510
	Road & Rail - 0.7%
3,250	J.B. Hunt Transport Services, Inc.	115,310

	Semiconductors & Semiconductor Equipment - 7.6%
36,015	ARM Holdings PLC - ADR	334,579
6,811	ASML Holding NV - ADR	209,983
1,300	Cree, Inc. *	88,179
9,340	Intersil Corp. - Class A	138,606
7,680	Microchip Technology, Inc.	207,821
6,850	NVIDIA Corp. *	110,970
5,275	Varian Semiconductor Equipment Associates, Inc. *	158,672
		1,248,810
	Software - 7.4%
17,620	Activision Blizzard, Inc.	187,300
3,200	Ansys, Inc. *	140,352
2,250	FactSet Research Systems, Inc.	148,950
2,300	McAfee, Inc. *	91,287
9,400	Nuance Communications, Inc. *	135,266
7,640	Red Hat, Inc. *	214,302
4,205	Salesforce.com, Inc. *	285,730
		1,203,187
	Specialty Retail - 7.1%
3,500	Aeropostale, Inc. *	123,760
4,550	CarMax, Inc. *	91,865
4,850	Guess ?, Inc.	197,832
3,400	O'Reilly Automotive, Inc. *	133,620
4,850	Ross Stores, Inc.	237,213
4,550	The TJX Companies, Inc.	189,416
5,750	Urban Outfitters, Inc. *	185,208
		1,158,914
	Trading Companies & Distributors - 1.7%
2,630	Fastenal Co.	116,693
3,430	MSC Industrial Direct Co., Inc. - Class A	156,305
		272,998
	TOTAL COMMON STOCKS
	(Cost $14,625,364)	15,444,152

	SHORT-TERM INVESTMENTS - 5.1%
	Money Market Funds - 5.1%
608,244	AIM Liquid Assets Portfolio - Institutional Class, 0.127%1	608,244
229,160	AIM Short-Term Prime Portfolio - Institutional Class, 0.81%1	229,160
		837,404
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $837,404)	837,404
	TOTAL INVESTMENTS IN SECURITIES - 99.7%
	(Cost $15,462,768)	16,281,556
	Other Assets in Excess of Liabilities - 0.3%	47,420
	TOTAL NET ASSETS - 100.0%	$16,328,976

*	Non-income producing security.
1	7-Day Yield
ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows+:

Cost of investments	$15,495,003
Gross unrealized appreciation	1,891,945
Gross unrealized depreciation	(1,105,392)
Net unrealized appreciation	$786,553

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2010 (Unandited)

The Stephens Mid Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stock^	$15,444,152	$-	$-	$15,444,152
Short-Term Investments	837,404	-	-	837,404
Total Investments in Securities	$16,281,556	$-	$-	$16,281,556

^ See Schedule of Investments for Industry breakout.

Stephens Small Cap Growth Fund
Schedule of Investments at February 28, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.0%

	Auto Components - 1.2%
43,700	LKQ Corp. *	$836,855

	Biotechnology - 1.9%
9,000	BioMarin Pharmaceutical, Inc. *	180,000
21,600	Cepheid, Inc. *	326,160
9,500	Cubist Pharmaceuticals, Inc. *	199,880
16,900	Myriad Genetics, Inc. *	388,700
3,400	United Therapeutics Corp. *	195,194
		1,289,934
	Capital Markets - 2.1%
6,800	Affiliated Managers Group, Inc. *	483,684
5,100	Greenhill & Co., Inc.	364,395
10,000	Stifel Financial Corp. *	547,000
		1,395,079
	Commercial Banks - 1.5%
34,000	East West Bancorp, Inc.	595,680
10,500	Prosperity Bancshares, Inc.	439,215
		1,034,895
	Commercial Services & Supplies - 6.8%
18,632	Advisory Board Co. *	591,752
17,635	CoStar Group, Inc. *	693,937
14,000	CRA International, Inc. *	372,400
9,700	FTI Consulting, Inc. *	356,378
19,800	Portfolio Recovery Associates, Inc *	1,055,934
3,700	Strayer Education, Inc.	839,271
18,200	Team, Inc. *	329,966
17,700	Tetra Tech, Inc. *	370,284
		4,609,922
	Communications Equipment - 2.6%
18,700	DG FastChannel, Inc. *	605,693
8,400	F5 Networks, Inc. *	468,720
24,200	Riverbed Technology, Inc. *	659,450
		1,733,863
	Computers & Peripherals - 2.2%
54,300	Isilon Systems, Inc. *	401,277
23,100	QLogic Corp. *	420,420
15,320	STEC, Inc. *	157,489
19,500	Stratasys, Inc. *	514,215
		1,493,401
	Consumer Finance - 1.7%
36,900	EZCORP, Inc. *	728,037
20,800	First Cash Financial Services, Inc. *	441,376
		1,169,413
	Distributors - 0.2%
10,302	DXP Enterprises, Inc. *	111,365

	Diversified Consumer Services - 0.8%
6,800	Capella Education Co. *	564,876

	Diversified Financial Services - 0.9%
32,700	Encore Capital Group, Inc. *	589,908

	Diversified Telecommunication Services - 0.5%
21,300	Neutral Tandem, Inc. *	343,356

	Electric Services - 0.3%
6,800	Ormat Technologies, Inc.	196,724

	Electrical Equipment - 0.6%
14,900	American Superconductor Corp. *	417,200

	Electronic Equipment & Instruments - 2.2%
8,200	Itron, Inc. *	548,990
13,945	National Instruments Corp.	440,941
9,300	OSI Systems, Inc. *	286,812
8,710	Trimble Navigation Ltd. *	234,037
		1,510,780
	Energy Equipment & Services - 6.3%
9,200	Core Laboratories NV	1,141,076
12,100	Dril-Quip, Inc. *	662,112
66,508	Key Energy Services, Inc. *	674,391
8,130	Oceaneering International, Inc. *	491,458
11,300	Oil States International, Inc. *	486,126
56,400	Pioneer Drilling Co. *	402,696
35,870	TETRA Technologies, Inc. *	361,570
		4,219,429
	Food & Staples Retailing - 1.0%
23,740	United Natural Foods, Inc. *	697,244

	Health Care Equipment & Supplies - 6.8%
31,600	Conceptus, Inc. *	620,308
15,560	Gen-Probe, Inc. *	701,445
19,000	Meridian Bioscience, Inc.	421,040
19,200	Micrus Endovascular Corp. *	388,416
24,100	Neogen Corp. *	583,943
24,480	NuVasive, Inc. *	977,976
8,200	Thoratec Corp. *	236,570
32,900	Volcano Corp. *	677,411
		4,607,109
	Health Care Providers & Services - 7.8%
11,300	Amedisys, Inc. *	651,445
46,080	Eclipsys Corp. *	857,549
13,400	HMS Holdings Corp. *	616,936
26,600	ICON PLC - ADR *	626,430
17,500	IPC The Hospitalist Company, Inc. *	578,550
39,000	PSS World Medical, Inc. *	822,510
26,310	Psychiatric Solutions, Inc. *	564,349
22,655	VCA Antech, Inc. *	539,642
		5,257,411
	Health Care Technology - 2.7%
20,000	athenahealth, Inc. *	736,800
28,200	MedAssets, Inc. *	610,530
32,121	Medidata Solutions, Inc. *	495,306
		1,842,636
	Hotels, Restaurants & Leisure - 2.4%
13,820	BJ's Restaurants, Inc. *	295,748
12,400	Buffalo Wild Wings, Inc. *	544,980
10,800	Panera Bread Co. - Class A *	786,132
		1,626,860
	Household Durables - 0.6%
15,000	Tempur-Pedic International, Inc. *	426,000

	Internet & Catalog Retail - 3.1%
10,000	Blue Nile, Inc. *	512,400
19,200	Shutterfly, Inc. *	368,448
20,926	VistaPrint Ltd. *	1,207,849
		2,088,697
	Internet Software & Services - 5.6%
9,000	Akamai Technologies, Inc. *	236,700
128,000	Art Technology Group, Inc. *	508,160
62,059	CyberSource Corp. *	1,063,071
14,500	Digital River, Inc. *	381,205
17,800	GSI Commerce, Inc. *	444,466
14,800	Mercadolibre, Inc. *	608,872
35,270	Vocus, Inc. *	501,892
		3,744,366
	IT Services - 1.3%
17,900	Echo Global Logistics, Inc. *	202,449
19,057	NCI, Inc. *	536,836
5,100	Telvent GIT S.A.	144,075
		883,360
	Kidney Dialysis Centers - 0.4%
38,300	Dialysis Corp of America *	255,078

	Life Sciences Tools & Services - 1.3%
24,000	Parexel International Corp. *	483,600
5,800	Techne Corp.	370,736
		854,336
	Media - 3.5%
75,912	IMAX Corp. *	1,017,980
58,700	Lions Gate Entertainment Corp. *	319,915
37,700	National CineMedia, Inc.	606,593
46,900	TiVo, Inc. *	444,612
		2,389,100
	Multiline Retail - 0.8%
16,300	Big Lots, Inc. *	546,050

	Oil, Gas & Consumable Fuels - 2.9%
10,300	Arena Resources, Inc. *	426,729
18,700	Carrizo Oil & Gas, Inc. *	447,491
13,400	Goodrich Petroleum Corp. *	258,218
15,800	Tesco Corp. *	215,354
8,200	Whiting Petroleum Corp. *	613,770
		1,961,562
	Pharmaceuticals - 0.3%
7,000	Salix Pharmaceuticals Ltd. *	199,920

	Prepackaged Software - 1.6%
19,750	Blackbaud, Inc.	459,780
51,100	Phase Forward, Inc. *	609,623
		1,069,403
	Property & Casualty Insurance - 0.9%
27,898	Tower Group, Inc.	635,237

	Semiconductor & Related Products - 1.2%
15,800	Aixtron AG - ADR	462,782
16,978	Monolithic Power Systems, Inc. *	344,823
		807,605
	Semiconductors & Semiconductor Equipment - 7.1%
64,320	ARM Holdings PLC - ADR	597,533
18,400	Atheros Communications, Inc. *	660,376
15,800	Cymer, Inc. *	494,856
13,200	Hittite Microwave Corp. *	550,968
26,600	Intersil Corp.	394,744
27,630	Microsemi Corp. *	428,541
7,400	NetLogic Microsystems, Inc. *	401,006
12,400	Power Integrations, Inc.	445,904
21,370	Varian Semiconductor Equipment Associates, Inc. *	642,810
4,700	Veeco Instruments, Inc. *	160,270
		4,777,008
	Software - 6.3%
21,300	Ansys, Inc. *	934,218
17,400	ArcSight, Inc. *	466,320
9,700	Concur Technologies, Inc. *	381,598
7,600	FactSet Research Systems, Inc.	503,120
17,100	MICROS Systems, Inc. *	513,684
22,900	Nuance Communications, Inc. *	329,531
34,000	PROS Holdings, Inc. *	296,140
9,700	Quality Systems, Inc.	555,228
10,000	Sourcefire, Inc. *	233,600
		4,213,439
	Specialty Retail - 5.0%
25,065	Aaron's, Inc.	743,679
15,000	Aeropostale, Inc. *	530,400
19,299	Citi Trends, Inc. *	573,952
15,000	hhgregg, Inc. *	313,050
56,100	Pep Boys - Manny, Moe & Jack	532,950
35,300	Ulta Salon, Cosmetics & Fragrance, Inc. *	647,049
		3,341,080
	Trading Companies & Distributors - 0.6%
8,645	MSC Industrial Direct Co., Inc. - Class A	393,953

	TOTAL COMMON STOCKS
	(Cost $54,486,694)	64,134,454

	SHORT-TERM INVESTMENTS - 5.2%
	Money Market Funds - 5.2%
2,486,168	AIM Liquid Assets Portfolio - Institutional Class, 0.127%1	2,486,168
1,033,573	AIM Short-Term Prime Portfolio - Institutional Class, 0.081%1	1,033,573
		3,519,741
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,519,741)	3,519,741

	TOTAL INVESTMENTS IN SECURITIES - 100.2%
	(Cost $58,006,435)	67,654,195
	Liabilities in Excess of Other Assets - (0.2)%	(165,372)
	TOTAL NET ASSETS - 100.0%	$67,488,823

*	Non-income producing security.
1	7-Day Yield
ADR	American Depository Receipt

	The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows+:

	Cost of investments	$58,854,128
	Gross unrealized appreciation	11,805,047
	Gross unrealized depreciation	(3,004,980)
	Net unrealized appreciation	$8,800,067

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Summary of Fair Value Exposure at February 28, 2010 (Unaudited)

The Stephens Small Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$64,134,454	$-	$-	$64,134,454
Short-Term Investments	3,519,741	-	-	3,519,741
Total Investments in Securities	$67,654,195	$-	$-	$67,654,195

^ See Schedule of Investments for Industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*   /s/ Robert M. Slotky
Robert M. Slotky, President

Date   April 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert M. Slotky
Robert M. Slotky, President

Date   April 27, 2010

By (Signature and Title)*    /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   April 26, 2010

* Print the name and title of each signing officer under his or her signature.